 April 15, 2020

CONFIDENTIAL SUBMISSION VIA EDGAR

Draft Registration Statement
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Draft Registration Statement on Form S-11

Ladies and Gentlemen:

On behalf of Belpointe PREP, LLC (the “Company”), we are submitting a draft Registration Statement on Form S-11 (the “Registration Statement”) via EDGAR to the Securities and Exchange Commission for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended. The Registration Statement submitted herewith relates to the initial public offering of the Company’s Class A units.

The Company undertakes to publicly file the Registration Statement and nonpublic draft submissions at least 15 days prior to the anticipated date of effectiveness for the Registration Statement.

Should you have any questions or comments concerning this submission or require any additional information, please do not hesitate to contact me at (212) 899-9781.

Very truly yours,

SUGAR FELSENTHAL GRAIS & HELSINGER LLP

/s/ Vanessa Schoenthaler
Vanessa Schoenthaler

cc: Brandon E. Lacoff, Belpointe PREP, LLC